SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE - Summary of Securities (Details) - Securities Sold under Agreements to Repurchase - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Average balance during the year	$ 12,769	$ 12,475
Average interest rate during the year	0.53%	0.53%
Maximum month-end balance during the year	$ 14,539	$ 14,817
Weighted average interest rate at year-end	0.38%	0.41%